ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 273,236		$ 322,904
Less: allowances for credit losses	(217,244)	[1]	(268,413)	[1]	$ (333,792)	$ (258,019)
Accounts receivable, net	55,992		54,491
Non-current portion	0		0
Current portion	55,992		54,491
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	271,653		321,808
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,365		907
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 218		$ 189

[1]	As of December 31, 2022 and 2021, the allowances for credit losses of $14,966 and $14,989 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.